23. Salaries and social security taxes (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfSalariesAndSocialSecurityTaxesLineItems [Line Items]
Salaries and social security taxes	$ 4,164,626	$ 3,526,868	$ 2,487,897
Salaries
SummaryOfSalariesAndSocialSecurityTaxesLineItems [Line Items]
Salaries and social security taxes	2,998,531	2,539,345	1,791,286
Social security taxes
SummaryOfSalariesAndSocialSecurityTaxesLineItems [Line Items]
Salaries and social security taxes	$ 1,166,095	$ 987,523	$ 696,611